Summarized Financial Information - Schedule of equity method investment summarized financial statement (Detail) - USD ($) $ in Millions			6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Dec. 27, 2024	Dec. 29, 2023	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Schedule of Equity Method Investments [Line Items]
Gross profit (loss)			$ 1,332	$ (27)
The Flash Business of Western Digital Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Gross profit (loss)					$ 1,072	$ 430	$ 3,244
Flash ventures | The Flash Business of Western Digital Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Net sales	$ 2,252	$ 2,788					3,368
Gross profit (loss)					(51)	138	240
Net income (loss)					$ (9)	$ 89	$ 102